SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
There were no significant subsequent events between the year-end reporting date of 30 June 2024 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.
    Declaration of dividend
On August 21, 2024, the Board declared a final dividend for the year ended 30 June 2024 of 20 SA cents per qualifying share amounting to R172.3 million, which was paid on September 16, 2024.
RCF entered into
Refer to note 20 CAPITAL MANAGEMENT for a description of the RCF entered into.
Conditional shares granted
On 22 October 2024, 2,878,900 conditional shares were granted to qualifying employees under the current equity settled long-term incentive scheme. These are expected to vest on 22 October 2027. The number of conditional shares granted includes those granted to directors and prescribed officers as follows:

Number of conditional shares

Executive directors
D J Pretorius	404,342
A J Davel	215,259

Prescribed officers
W J Schoeman	215,259